Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Income for the year	$ 10,555,510	$ 3,690,990
Adjustments to reconcile net income to net cash flows
Depreciation and amortization	5,057,117	8,894,174
Finance costs (note 9)	1,053,282	1,663,039
Share-based compensation (note 8(c))	5,329,438	998,307
Foreign exchange (gain) loss	(3,374,098)	138,335
Accounts receivable	886,698	6,375,446
Prepaid expenses and other	(1,345,158)	676,584
Investment tax credits receivable		299,051
Deferred tax asset	(81,803)	1,278,700
Accounts payable and accrued liabilities	1,620,836	(3,201,778)
Income tax payable	910,165
Interest paid - net	(918,443)	(1,381,698)
Operating activities	19,693,544	19,431,150
Investing activities
Additions to property and equipment (note 3)	(1,068,786)	(4,923,514)
Additions to intangible assets (note 4)	(1,259,165)	(393,007)
Investing activities	(2,327,951)	(5,316,521)
Financing activities
Amount drawn from revolving line of credit (note 16)		67,340,097
Repayment of revolving line of credit (note 16)		(83,066,960)
Net proceeds from term loans (note 17)		12,266,281
Repayment of term loans principal (note 17)	(2,495,887)	(9,101,681)
Additions to international loans	1,297,598	1,719,864
Repayment of international loans	(2,395,741)	(2,182,955)
Additions to leases	674,927	4,013,250
Repayment of leases	(3,360,075)	(3,417,975)
Net proceeds from equity financing (note 8)	63,955,491	10,617,887
Proceeds from the exercise of warrants	61,723	1,601,418
Proceeds from the exercise of stock options	1,072,089	1,465,658
Financing activities	58,810,125	1,254,884
Increase (decrease) in cash and cash equivalents	76,175,718	15,369,513
Foreign exchange impact on cash	3,394,789	(138,335)
Cash and cash equivalents - Beginning of year	22,638,300	7,407,122
Cash and cash equivalents - End of year	102,208,807	22,638,300
Supplemental disclosure of non-cash transactions
Additions to property and equipment under leases	$ 674,927	$ 4,129,910